Transactions with Related Parties - Azara Services S.A. (Details) (USD $) In Thousands, except Share data, unless otherwise specified			8 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Aug. 20, 2013 Azara Services S.A.	Dec. 31, 2013 Azara Services S.A.	Aug. 20, 2015 Azara Services S.A.	Aug. 20, 2014 Azara Services S.A.
Sign On Bonus Cost				$ 2,500
Annual Remuneration				2,500
Vesting period			2 years
Incurred costs				$ 5,000
Vested number of shares on grant date			50,000
Vested in period					50,000	50,000
Common stock par value	$ 0.01	$ 0.01	$ 17.56
Shares Granted			150,000